Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$109,235,755	$—	$—	$109,235,755
Schwab Bank Savings cash account	11,859,498	—	—	11,859,498
Common stock fund	—	1,071,949	—	1,071,949
Total assets in the fair value hierarchy	$121,095,253	$1,071,949	$—	122,167,202
Investments measured at NAV as practical expedient:
Common/collective trusts				54,112,164
Total investments				$176,279,366

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$103,647,199	$—	$—	$103,647,199
Schwab Bank Savings cash account	11,931,315	—	—	11,931,315
Common stock fund	—	1,473,066	—	1,473,066
Total assets in the fair value hierarchy	$115,578,514	$1,473,066	$—	117,051,580
Investments measured at NAV as practical expedient:
Common/collective trusts				47,811,977
Total investments				$164,863,557